UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2014 (Unaudited)

Deutsche Health and Wellness Fund
(formerly DWS Health and Wellness Fund)
	Shares	Value ($)
Common Stocks 97.9%
Consumer Staples 1.8%
Food Distributors 0.4%
United Natural Foods, Inc.*	18,249	1,173,228
Food Products 1.4%
Boulder Brands, Inc.* (a)	126,025	1,696,297
The Hain Celestial Group, Inc.*	14,817	1,457,400
The WhiteWave Foods Co.*	47,563	1,665,656

		4,819,353
Health Care 96.1%
Biotechnology 25.4%
Acceleron Pharma, Inc.*	11,567	310,805
Aegerion Pharmaceuticals, Inc.* (a)	16,741	511,438
Alexion Pharmaceuticals, Inc.*	32,269	5,462,819
Alkermes PLC*	78,438	3,508,532
Alnylam Pharmaceuticals, Inc.*	17,615	1,227,237
Amgen, Inc.	57,165	7,967,658
Anacor Pharmaceuticals, Inc.* (a)	71,373	1,662,277
Biogen Idec, Inc.*	31,316	10,742,641
BioMarin Pharmaceutical, Inc.*	63,141	4,496,902
Bluebird Bio, Inc.* (a)	22,225	889,222
Celgene Corp.*	107,467	10,211,514
Celldex Therapeutics, Inc.* (a)	39,842	633,886
Cubist Pharmaceuticals, Inc.*	12,510	863,565
Epizyme, Inc.* (a)	22,646	781,061
Exelixis, Inc.* (a)	78,346	324,352
Five Prime Therapeutics, Inc.*	32,741	380,778
Gilead Sciences, Inc.*	136,989	14,737,277
Incyte Corp.*	38,472	2,085,182
Isis Pharmaceuticals, Inc.* (a)	29,021	1,182,896
Medivation, Inc.*	33,384	3,046,624
Neurocrine Biosciences, Inc.*	42,505	693,257
Pharmacyclics, Inc.* (a)	7,720	960,291
Puma Biotechnology, Inc.*	10,128	2,638,445
Regeneron Pharmaceuticals, Inc.*	11,787	4,131,579
Retrophin, Inc.*	68,164	932,483
Spectrum Pharmaceuticals, Inc.* (a)	90,098	730,695
Sunesis Pharmaceuticals, Inc.*	20,985	157,178
Vertex Pharmaceuticals, Inc.*	35,993	3,367,865

		84,638,459
Health Care Services 16.8%
Aetna, Inc.	53,003	4,353,136
AmerisourceBergen Corp.	29,911	2,314,812
athenahealth, Inc.*	7,376	1,065,389
Cardinal Health, Inc.	58,047	4,278,064
Catamaran Corp.*	40,889	1,926,690
Centene Corp.*	28,469	2,224,283
Cerner Corp.*	43,156	2,488,375
CIGNA Corp.	37,978	3,592,719
Community Health Systems, Inc.*	23,745	1,288,879
CVS Caremark Corp.	29,852	2,371,741
Envision Healthcare Holdings, Inc.*	45,447	1,661,542
Express Scripts Holding Co.*	48,843	3,610,963
HCA Holdings, Inc.*	101,802	7,107,816
Humana, Inc.	16,888	2,174,161
McKesson Corp.	25,423	4,958,248
UnitedHealth Group, Inc.	87,581	7,591,521
Universal Health Services, Inc. "B"	27,703	3,170,331

		56,178,670
Life Sciences Tools & Services 4.0%
Agilent Technologies, Inc.	56,654	3,238,343
Arrowhead Research Corp.* (a)	22,623	329,617
Illumina, Inc.* (a)	18,746	3,362,283
PAREXEL International Corp.*	21,076	1,189,529
PerkinElmer, Inc.	27,435	1,230,460
Thermo Fisher Scientific, Inc.	32,183	3,868,718

		13,218,950
Medical Supply & Specialty 12.2%
AtriCure, Inc.*	41,318	641,255
Baxter International, Inc.	44,724	3,353,405
Boston Scientific Corp.*	284,419	3,606,433
CareFusion Corp.*	51,746	2,375,659
CONMED Corp.	40,254	1,590,033
Covidien PLC	57,148	4,962,161
Edwards Lifesciences Corp.*	14,581	1,447,310
HeartWare International, Inc.*	16,991	1,377,970
Hospira, Inc.* (a)	9,036	485,595
Insulet Corp.*	33,064	1,193,941
Medtronic, Inc. (a)	79,142	5,053,217
St. Jude Medical, Inc.	46,384	3,042,327
Stryker Corp.	49,084	4,089,188
The Cooper Companies, Inc.	13,180	2,148,735
Thoratec Corp.*	29,867	746,675
Tornier NV*	42,290	914,310
Zeltiq Aesthetics, Inc.* (a)	82,109	1,725,110
Zimmer Holdings, Inc.	18,028	1,790,361

		40,543,685
Pharmaceuticals 37.7%
Abbott Laboratories	98,182	4,147,208
AbbVie, Inc.	145,016	8,016,484
ACADIA Pharmaceuticals, Inc.* (a)	28,554	684,725
Actavis PLC*	46,652	10,589,071
Aerie Pharmaceuticals, Inc.*	28,933	473,923
Agios Pharmaceuticals, Inc.* (a)	13,715	633,907
Allergan, Inc.	34,763	5,690,008
AstraZeneca PLC (ADR)	70,969	5,394,354
Bayer AG (Registered)	24,924	3,342,579
BioDelivery Sciences International, Inc.* (a)	38,134	610,144
Bristol-Myers Squibb Co.	194,057	9,828,987
Eli Lilly & Co.	102,137	6,491,828
Intercept Pharmaceuticals, Inc.*	3,666	1,062,114
Jazz Pharmaceuticals PLC*	10,026	1,633,436
Johnson & Johnson	96,238	9,982,768
Mallinckrodt PLC*	5,989	488,044
Mead Johnson Nutrition Co.	17,164	1,640,878
Merck & Co., Inc.	181,067	10,883,937
Mylan, Inc.*	83,725	4,069,035
Novartis AG (Registered)	49,955	4,485,700
NPS Pharmaceuticals, Inc.*	36,329	1,096,409
Omnicare, Inc. (a)	14,266	909,743
Perrigo Co. PLC	28,089	4,177,958
Pfizer, Inc.	264,176	7,764,133
Receptos, Inc.*	22,581	1,155,018
Roche Holding AG (Genusschein)	13,228	3,861,147
Salix Pharmaceuticals Ltd.* (a)	11,611	1,847,426
Shire PLC (ADR)	19,204	4,692,497
TESARO, Inc.*	21,550	637,018
Teva Pharmaceutical Industries Ltd. (ADR)	61,539	3,232,028
UCB SA	24,213	2,345,627
Valeant Pharmaceuticals International, Inc.* (a)	23,594	2,767,576
Zoetis, Inc.	31,124	1,103,035

		125,738,745

Total Common Stocks (Cost $171,303,839)		326,311,090
Securities Lending Collateral 6.7%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $22,436,217)	22,436,217	22,436,217
Cash Equivalents 1.8%
Central Cash Management Fund, 0.05% (b) (Cost $5,967,138)	5,967,138	5,967,138

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $199,707,194) †	106.4	354,714,445
Other Assets and Liabilities, Net	(6.4)	(21,408,226)

Net Assets	100.0	333,306,219

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $200,120,027.  At August 31, 2014, net unrealized appreciation for all securities based on tax cost was $154,594,418.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $156,530,874 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,936,456.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2014 amounted to $22,184,596, which is 6.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples
Food Distributors	$1,173,228	$—	$—	$1,173,228
Food Products	4,819,353	—	—	4,819,353
Health Care
Biotechnology	84,638,459	—	—	84,638,459
Health Care Services	56,178,670	—	—	56,178,670
Life Sciences Tools & Services	13,218,950	—	—	13,218,950
Medical Supply & Specialty	40,543,685	—	—	40,543,685
Pharmaceuticals	111,703,692	14,035,053	—	125,738,745
Short-Term Investments (d)	28,403,355	—	—	28,403,355

Total	$340,679,392	$14,035,053	$—	$354,714,445

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Health and Wellness Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2014